Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard World Fund
Entity Central Index Key	0000052848
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000051979 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Duration Treasury Index Fund
Class Name	Institutional Shares
Trading Symbol	VEDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Treasuries underperformed the broader bond market, and securities with the longest maturities posted negative returns.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	-13.56%	-13.81%	-2.16%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	-13.05%	-13.83%	-2.14%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 4,344,000,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 126,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$4,344
Number of Portfolio Holdings	82
Portfolio Turnover Rate	15%
Total Investment Advisory Fees (in thousands)	$126

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
15 - 20 Years	0.4%
20 - 25 Years	54.6%
25 - 30 Years	45.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000051981 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Duration Treasury Index Fund
Class Name	ETF Shares
Trading Symbol	EDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Treasuries underperformed the broader bond market, and securities with the longest maturities posted negative returns.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	-13.16%	-13.72%	-2.11%
ETF Shares Market Price	-13.12%	-13.71%	-2.15%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	-13.05%	-13.83%	-2.14%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 4,344,000,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 126,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$4,344
Number of Portfolio Holdings	82
Portfolio Turnover Rate	15%
Total Investment Advisory Fees (in thousands)	$126

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
15 - 20 Years	0.4%
20 - 25 Years	54.6%
25 - 30 Years	45.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000194069 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellesley® Income Fund
Class Name	Investor Shares
Trading Symbol	VGWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.
  In the Fund’s stock portfolio, security selection in the United States was the biggest detractor, although an overweight to emerging markets added value. By industry sector, strong selection in consumer staples was more than offset by drags from health care and industrials.
  In the Fund’s bond portfolio, selection was positive, notably among bonds issued by industrial companies. Credit spread duration—the sensitivity of a portfolio to changes in its credit spread—detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Investor Shares	7.20%	5.21%	4.60%
Global Wellesley Income Composite Index	8.21%	5.12%	4.70%
Bloomberg Global Aggregate Bond Index	3.47%	-1.76%	0.49%
FTSE Developed Net Tax Index	16.12%	13.11%	11.55%

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 639,000,000
Holdings Count | Holding	550
Advisory Fees Paid, Amount	$ 715,000
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$639
Number of Portfolio Holdings	550
Portfolio Turnover Rate	102%
Total Investment Advisory Fees (in thousands)	$715

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2025)
Africa	0.3%
Asia	7.8%
Europe	31.7%
North America	53.4%
Oceania	1.2%
South America	0.1%
Other Assets and Liabilities—Net	5.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000194068 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellesley® Income Fund
Class Name	Admiral™ Shares
Trading Symbol	VGYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.
  In the Fund’s stock portfolio, security selection in the United States was the biggest detractor, although an overweight to emerging markets added value. By industry sector, strong selection in consumer staples was more than offset by drags from health care and industrials.
  In the Fund’s bond portfolio, selection was positive, notably among bonds issued by industrial companies. Credit spread duration—the sensitivity of a portfolio to changes in its credit spread—detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2025
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Admiral Shares	7.28%	5.34%	4.72%
Global Wellesley Income Composite Index	8.21%	5.12%	4.70%
Bloomberg Global Aggregate Bond Index	3.47%	-1.76%	0.49%
FTSE Developed Net Tax Index	16.12%	13.11%	11.55%

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 639,000,000
Holdings Count | Holding	550
Advisory Fees Paid, Amount	$ 715,000
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$639
Number of Portfolio Holdings	550
Portfolio Turnover Rate	102%
Total Investment Advisory Fees (in thousands)	$715

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2025)
Africa	0.3%
Asia	7.8%
Europe	31.7%
North America	53.4%
Oceania	1.2%
South America	0.1%
Other Assets and Liabilities—Net	5.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000194070 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellington™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VGWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.
  In the Fund’s stock portfolio, security selection in North America was the biggest detractor, although the Fund’s positioning in Europe and emerging markets added value. By industry sector, strong selection in financials was more than offset by drags from multiple sectors, particularly information technology and consumer staples.
  In the Fund’s bond portfolio, security selection was positive, notably among bonds issued by industrial companies. Credit spread duration—the sensitivity of a portfolio to changes in its credit spread—detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2025
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Admiral Shares	7.29%	8.55%	7.65%
Global Wellington Composite Index	11.97%	8.67%	8.43%
Bloomberg Global Aggregate Bond Index	3.47%	-1.76%	0.49%
FTSE Developed Net Tax Index	16.12%	13.11%	11.55%

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,600,000,000
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 3,087,000
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$2,600
Number of Portfolio Holdings	618
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$3,087

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2025)
Africa	0.2%
Asia	13.0%
Europe	27.5%
North America	54.5%
Oceania	0.7%
South America	0.0%
Other Assets and Liabilities—Net	4.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000194071 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Global Wellington™ Fund
Class Name	Investor Shares
Trading Symbol	VGWLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.
  In the Fund’s stock portfolio, security selection in North America was the biggest detractor, although the Fund’s positioning in Europe and emerging markets added value. By industry sector, strong selection in financials was more than offset by drags from multiple sectors, particularly information technology and consumer staples.
  In the Fund’s bond portfolio, security selection was positive, notably among bonds issued by industrial companies. Credit spread duration—the sensitivity of a portfolio to changes in its credit spread—detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Investor Shares	7.12%	8.41%	7.52%
Global Wellington Composite Index	11.97%	8.67%	8.43%
Bloomberg Global Aggregate Bond Index	3.47%	-1.76%	0.49%
FTSE Developed Net Tax Index	16.12%	13.11%	11.55%

Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 2,600,000,000
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 3,087,000
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$2,600
Number of Portfolio Holdings	618
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$3,087

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2025)
Africa	0.2%
Asia	13.0%
Europe	27.5%
North America	54.5%
Oceania	0.7%
South America	0.0%
Other Assets and Liabilities—Net	4.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000204566 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard ESG International Stock ETF
Class Name	ETF Shares
Trading Symbol	VSGX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard ESG International Stock ETF (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.
  For the Fund’s benchmark index, nine of the 11 industry sectors posted gains. Financials, by far the largest sector weighting in the index, contributed most to returns, followed by technology and consumer discretionary. Two sectors—energy and health care—posted negative returns.
  Most countries in the index posted gains, with those in Europe, the Pacific region, and emerging markets outpacing those in North America.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 18, 2018, Through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/18/2018)
ETF Shares Net Asset Value	14.92%	8.08%	7.01%
ETF Shares Market Price	14.96%	8.09%	7.04%
FTSE Global All Cap ex US Choice Index	15.06%	8.19%	7.16%
FTSE Global All Cap ex US Index	15.93%	9.24%	7.43%

Performance Inception Date	Sep. 18, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 5,016,000,000
Holdings Count | Holding	6,476
Advisory Fees Paid, Amount	$ 272,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$5,016
Number of Portfolio Holdings	6,476
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$272

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2025)
Africa	1.2%
Asia	48.4%
Europe	36.7%
North America	6.9%
Oceania	5.1%
South America	1.2%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
During the reporting period, the expense ratio for the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Fund was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000204567 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard ESG U.S. Stock ETF
Class Name	ETF Shares
Trading Symbol	ESGV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard ESG U.S. Stock ETF (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  The Fund’s benchmark index posted modest to stellar gains in eight of the 11 industry sectors. Technology stocks—by far the largest weighting in the index—contributed the most to overall returns, followed by consumer discretionary and financials. Three sectors—consumer staples, health care, and energy—saw modest to steep declines.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 18, 2018, Through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/18/2018)
ETF Shares Net Asset Value	16.01%	13.52%	14.01%
ETF Shares Market Price	16.08%	13.50%	14.02%
FTSE US All Cap Choice Index	16.11%	13.60%	14.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.21%

Performance Inception Date	Sep. 18, 2018
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 11,163,000,000
Holdings Count | Holding	1,329
Advisory Fees Paid, Amount	$ 215,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$11,163
Number of Portfolio Holdings	1,329
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$215

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2025)
Basic Materials	1.2%
Consumer Discretionary	16.4%
Consumer Staples	3.7%
Energy	0.1%
Financials	11.2%
Health Care	9.7%
Industrials	8.6%
Real Estate	2.8%
Technology	43.1%
Telecommunications	2.4%
Utilities	0.5%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000221977 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard ESG U.S. Corporate Bond ETF
Class Name	ETF Shares
Trading Symbol	VCEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard ESG U.S. Corporate Bond ETF (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  With yield spreads narrowing for corporate bonds, they outperformed both Treasuries and mortgage-backed securities.
  In the Fund’s benchmark index, bonds issued by financial institutions returned more than those issued by industrial companies and utilities.
  By maturity, bonds maturing in less than 10 years posted the strongest gains, and bonds maturing in 20 years or more finished in negative territory. By credit quality, corporate bonds on the bottom rung of the investment-grade ladder performed better than higher-rated bonds.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 22, 2020, Through August 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (9/22/2020)
ETF Shares Net Asset Value	4.01%	-0.17%
ETF Shares Market Price	3.91%	-0.17%
Bloomberg MSCI US Corporate SRI Select Index	4.01%	-0.11%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.71%

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 903,000,000
Holdings Count | Holding	2,784
Advisory Fees Paid, Amount	$ 23,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$903
Number of Portfolio Holdings	2,784
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$23

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communications	11.0%
Consumer Discretionary	6.7%
Consumer Staples	3.7%
Financials	44.1%
Health Care	15.1%
Industrials	1.9%
Materials	1.2%
Real Estate	1.9%
Technology	11.9%
Utilities	0.2%
U.S. Government and Agency Obligations	0.7%
Other Assets and Liabilities—Net	1.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.